Note 7 - Leases - Lease Information (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Right-of-use asset	$ 0	$ 1,235
Lease liability	0	1,059
Lease liability, non-current	$ 0	$ 250